Divestitures	12 Months Ended
Sep. 30, 2011
Divestitures [Abstract]
Divestitures

3. Divestitures

2009

On March 13, 2009, the Company completed the sale of the business and most of the assets of Comtrak Technologies, LLC (Comtrak) for $3.1 million, net, of cash. Comtrak's operations were previously included within the Company's USG segment. A pretax loss of $1.2 million related to the sale and its 2009 results of operations are reflected in the Company's fiscal 2009 results in discontinued operations. Comtrak's net sales were $3.4 million for the year ended September 30, 2009.